Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

6. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	At December 31,
	2021	2020
	(in Euros)
Value Added Tax (VAT)	€820,780	€480,000
Research and development tax credit	600,000	280,631
Deferred offering costs	-	156,261
Advances to suppliers- related party	-	121,432
Advances to suppliers	58,009	-
Other current assets	21,987	-
Other prepaids	18,247	30,609
Total	€1,519,023	€1,068,933

Value Added Tax (VAT) receivables are linked to purchases. Italian VAT (Imposta sul Valore Aggiunto) applies to the supply of goods and services carried out in Italy by entrepreneurs, professionals, or artists and on imports carried out by anyone. Intra-Community acquisitions are also subject to VAT under certain situations. The Italian standard VAT rate for 2021 and 2020 is 22%. Reduced rates are provided for specifically listed supplies of goods and services. It is carried forward indefinitely and does not expire. The Company reclassified to other non-current assets a portion of the receivable which is expected to be realized beyond 12 months.

Tax credits on research and development represent a special tax relief offered to Italian companies operating in the research and development sector and can be used to offset most taxes payable. The Company has a total research and development tax credit available to be used of approximately €4.1 million at December 31, 2021, and approximately €3.9 million at December 31, 2020, which can be carried forward indefinitely and does not expire. However, given the start-up status of the Company, and the fact that it will not be profitable in the foreseeable future (which limits the utilization of the credit), the Company recognized a receivable balance that represents the Company’s best estimate of the amount of tax credit that can be used in offsetting taxes payable for 2022 and 2023.

During the 12 months period ended December 31, 2021, the Company utilized approximately €540,000 to offset certain social contributions and taxes payable, while during the financial year 2020, the Company utilized approximately €281,000. The benefit recorded for the 12 months ended December 31, 2021 and 2020, to offset research and development expenses was approximately €1,177,000 and €266,000, respectively. The Company reclassified to other non-current assets a portion of the receivable, which is expected to be realized beyond 12 months (see Note 8).

The amount of €58,009 mainly relates to advance payment to suppliers for notary services of approximately €25,000 and other advance payments for operating services of approximately €32,000.

Other current assets and other prepaids include minor amounts.